Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Deposits	9,787,387	12,870,155
Salary and welfare	3,131,752	3,952,163
Payable related to employees' exercise of share-based awards	152,177	42,979
Rental fee payables	400,632	653,105
Internet data center fee	212,143	387,478
Professional fee	59,802	122,930
Vehicle fee	69,042	114,576
Others	1,304,905	2,149,294
Total	15,117,840	20,292,680